FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 18,196	$ 2,877
Restricted cash			422	136
Cash and investment in severance benefit accounts			3,567	3,296
Line of credit				32,822
Subordinated term loan			34,756	31,762
Subordinated convertible debt				33,057
Subordinated debt			10,065
Senior term loan	[1]		36,834
Long-term debt			2,087
Warrant	[2]		7,632	787
Airspan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 12,208	18,196
Restricted cash		187	422
Cash and investment in severance benefit accounts		3,516	3,567
Subordinated term loan		36,325	34,756
Subordinated debt		10,316	10,065
Senior term loan		44,000
Long-term debt			2,087
Warrant	[3]	12,291	7,632
Senior term loan		38,895	36,834
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			18,196	2,877
Restricted cash			422	136
Cash and investment in severance benefit accounts			3,567	3,296
Fair Value, Inputs, Level 1 [Member] | Airspan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		12,208	18,196
Restricted cash		187	422
Cash and investment in severance benefit accounts		3,516	3,567
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Line of credit				32,822
Subordinated convertible debt				32,901
Subordinated debt			6,624
Senior term loan	[1]		37,948
Long-term debt			2,087
Fair Value, Inputs, Level 2 [Member] | Airspan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Subordinated term loan			24,327
Subordinated debt			6,624
Long-term debt			2,087
Senior term loan			37,948
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant	[2]		7,632	$ 787
Fair Value, Inputs, Level 3 [Member] | Airspan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant	[3]	$ 12,291	$ 7,632

[1]	As of December 31, 2020, the carrying amount of the senior term loan is net of $5.8 million in fees amortized over the loan period, and net of $1.4 million in connection with 55,284 warrants issued to lenders under the Fortress Credit Agreement (see Note 10). The warrants issued in connection with the Fortress Agreement were recorded at fair value as a discount to the debt and is being amortized to interest expense over the contractual term of the debt.
[2]	As of December 31, 2020 and 2019, warrants are included in other long-term liabilities in the Company’s consolidated balance sheets.
[3]	As of June 30, 2021 and December 31, 2020, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s condensed consolidated balance sheets.